Equity (10Q) (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of stock options outstanding
Stock Options Outstanding, Beginning Balance			58,000	56,000	56,000	36,000
Stock Options, Granted			29,000	2,000	3,600	21,000
Stock Options, Exercised
Stock Options, Forfeited, or expired			(2,000)	(1,000)	(2,000)	(1,000)
Stock Options Outstanding, Ending Balance	85,000	57,000	85,000	57,000	58,000	56,000
Stock Options, Vested and expected to vest at ending balance	83,000	51,000	83,000	51,000
Options exercisable	56,000	44,000	56,000	44,000	46,000	35,000
Weighted Average Exercise Price, Beginning Period			$ 50.00	$ 62.50	$ 62.50	$ 62.50
Weighted Average Exercise Price, Granted			25.00	37.50	25.00	50.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited, or expired			37.50	62.50	137.50	137.50
Weighted Average Exercise Price, Ending Period	$ 50.00	$ 62.50	50.00	62.50	50.00	62.50
Weighted Average Exercise Price, Vested and expected to vest at ending balance	37.50	62.50	37.50	62.50
Weighted Average Exercise Price, Exercisable at ending balance	$ 50.00	$ 62.50	$ 50.00	$ 62.50	$ 62.50	$ 62.50	$ 62.50
Weighted Average Remaining Contractual Term, ending balance			4 years 4 months 20 days	4 years 3 months 18 days	4 years 2 months 5 days	5 years 7 days
Weighted Average Remaining Contractual Term, vested and expected to vest at ending balance			3 years 2 months 16 days	4 years 3 months 18 days
Weighted Average Remaining Contractual Term, excercisable at ending balance			3 years 6 months 11 days	3 years 11 months 23 days	3 years 10 months 10 days	4 years 7 months 10 days
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Granted					$ 27
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited or expired
Aggregate Intrinsic Value, Ending Balance
Aggregate Intrinsic Value, Vested and expected to vest at ending balance
Aggregate Intrinsic Value, Exercisable at ending balance					$ 7